Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($M)	Revenue(5) ($M)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2025	16,745,127	20,775,755	2,222,648	2,486,831	219.80	220.29	499.8	8,627.8
2024	15,056,676	23,809,039	3,287,462	5,257,933	198.33	149.59	419.9	7,659.8
2023	10,524,801	15,532,126	2,674,283	4,222,816	157.16	124.23	384.7	6,702.5
2022	8,363,317	10,873,550	3,771,845	4,233,452	129.92	120.45	366.8	6,202.9
2021	12,085,890	14,891,639	3,279,918	3,879,914	117.63	133.19	457.4	6,044.1

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Mengucci is included as the Principal Executive Officer (PEO), CEO, for fiscal years 2025, 2024, 2023, 2022 and 2021.Messrs. MacLauchlan, Probert, Koegel, and Ms. Gray are included in the non-PEO NEO averages for 2024. Messrs. MacLauchlan, Probert, Koegel, Mutryn and Ms. Gray are included in the non-PEO NEO averages for 2023. Messrs. Mutryn, Probert, Koegel and Ms. Gray are included in the non-PEO NEO averages for 2022. Dr. London, Messrs. Mutryn, Bradford and Koegel and Ms. Gray are included in the non-PEO NEO averages for 2021.
Peer Group Issuers, Footnote	Peer Group is Dow Jones US Computer Services Index Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company's share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company's share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is July 1.
PEO Total Compensation Amount	$ 16,745,127	$ 15,056,676	$ 10,524,801	$ 8,363,317	$ 12,085,890
PEO Actually Paid Compensation Amount	$ 20,775,755	23,809,039	15,532,126	10,873,550	14,891,639
Adjustment To PEO Compensation, Footnote

Fiscal Year	Summary Compensation Table Total for PEO ($)	Annual Stock Award ($)	Change in Pension Value ($)	Pension Service Cost ($)	Equity Value ($)	Compensation Actually Paid ($)
PEO
2025	16,745,127	(12,000,385)	(175,432)	—	16,206,446	20,775,755
2024	15,056,676	(10,500,017)	(2,260)	—	19,254,641	23,809,039
2023	10,524,801	(6,700,105)	(640,202)	440,406	11,907,226	15,532,126
2022	8,363,317	(5,500,180)	(380,561)	1,093,724	7,297,250	10,873,550
2021	12,085,890	(5,744,061)	(1,043,727)	1,112,533	8,481,004	14,891,639
Average of Non-PEO NEOs
2025	2,222,648	(1,053,206)	—	—	1,317,389	2,486,831
2024	3,287,462	(1,625,137)	—	—	3,595,608	5,257,933
2023	2,674,283	(1,210,119)	—	—	2,758,652	4,222,816

2022	3,771,845	(2,525,230)	—	—	2,986,838	4,233,452
2021	3,279,918	(1,216,116)	—	—	1,816,112	3,879,914

The amounts deducted or added in calculating the Equity Values are included in the table below. In 2025, 2024, 2023, 2022 and 2021, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of CAP year-over-year.

	Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Change in Fair Value as of Fiscal Year End for Unvested Awards ($)	Fair Value of Awards at Vesting Granted During Year ($)	Change in Value of Awards as of Vesting of Prior Year Awards ($)	Value of Forfeited Awards ($)	Value of Dividends ($)	Total Equity Value Included in CAP ($)
PEO
2025	11,313,998	2,094,905	—	2,797,543	—	—	16,206,446
2024	14,386,558	5,063,956	—	(195,873)	—	—	19,254,641
2023	8,747,659	3,533,633	—	(374,066)	—	—	11,907,226
2022	5,845,808	1,159,531	—	291,912	—	—	7,297,250
2021	4,900,855	1,744,891	943,866	301,630	—	—	8,481,004
Average of Non-PEO NEOs
2025	992,966	372,066	—	559,872	(607,516)	—	1,317,389
2024	2,226,675	1,362,941	—	5,992	—	—	3,595,608
2023	1,884,675	857,722	—	(99,774)	—	—	2,658,877
2022	2,598,364	344,102	—	44,372	—	—	2,986,838
2021	1,241,618	588,851	—	(14,357)	—	—	1,816,112

Non-PEO NEO Average Total Compensation Amount	$ 2,222,648	3,287,462	2,674,283	3,771,845	3,279,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,486,831	5,257,933	4,222,816	4,233,452	3,879,914
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Summary Compensation Table Total for PEO ($)	Annual Stock Award ($)	Change in Pension Value ($)	Pension Service Cost ($)	Equity Value ($)	Compensation Actually Paid ($)
PEO
2025	16,745,127	(12,000,385)	(175,432)	—	16,206,446	20,775,755
2024	15,056,676	(10,500,017)	(2,260)	—	19,254,641	23,809,039
2023	10,524,801	(6,700,105)	(640,202)	440,406	11,907,226	15,532,126
2022	8,363,317	(5,500,180)	(380,561)	1,093,724	7,297,250	10,873,550
2021	12,085,890	(5,744,061)	(1,043,727)	1,112,533	8,481,004	14,891,639
Average of Non-PEO NEOs
2025	2,222,648	(1,053,206)	—	—	1,317,389	2,486,831
2024	3,287,462	(1,625,137)	—	—	3,595,608	5,257,933
2023	2,674,283	(1,210,119)	—	—	2,758,652	4,222,816

2022	3,771,845	(2,525,230)	—	—	2,986,838	4,233,452
2021	3,279,918	(1,216,116)	—	—	1,816,112	3,879,914

The amounts deducted or added in calculating the Equity Values are included in the table below. In 2025, 2024, 2023, 2022 and 2021, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of CAP year-over-year.

	Fair Value of Current Year Equity Awards at Fiscal Year End ($)	Change in Fair Value as of Fiscal Year End for Unvested Awards ($)	Fair Value of Awards at Vesting Granted During Year ($)	Change in Value of Awards as of Vesting of Prior Year Awards ($)	Value of Forfeited Awards ($)	Value of Dividends ($)	Total Equity Value Included in CAP ($)
PEO
2025	11,313,998	2,094,905	—	2,797,543	—	—	16,206,446
2024	14,386,558	5,063,956	—	(195,873)	—	—	19,254,641
2023	8,747,659	3,533,633	—	(374,066)	—	—	11,907,226
2022	5,845,808	1,159,531	—	291,912	—	—	7,297,250
2021	4,900,855	1,744,891	943,866	301,630	—	—	8,481,004
Average of Non-PEO NEOs
2025	992,966	372,066	—	559,872	(607,516)	—	1,317,389
2024	2,226,675	1,362,941	—	5,992	—	—	3,595,608
2023	1,884,675	857,722	—	(99,774)	—	—	2,658,877
2022	2,598,364	344,102	—	44,372	—	—	2,986,838
2021	1,241,618	588,851	—	(14,357)	—	—	1,816,112

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between TSR and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2021 through 2025:
Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CACI Net Income and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2021 through 2025:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CACI Revenue and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2021 through 2025:
Total Shareholder Return Vs Peer Group	The following chart illustrates the relationship between TSR and CAP to our PEO and the average CAP to our other NEOs over the five-year period from 2021 through 2025:
Tabular List, Table

CACI Revenue	U.S. Operations Revenue	U.S. Operations Collections
CACI EBITDA	U.S. Operations EBIT Margin	3-Year Cumulative Free Cash Flow[1]

Total Shareholder Return Amount	$ 219.8	198.33	157.16	129.92	117.63
Peer Group Total Shareholder Return Amount	220.29	149.59	124.23	120.45	133.19
Net Income (Loss)	$ 499,800,000	$ 419,900,000	$ 384,700,000	$ 366,800,000	$ 457,400,000
Company Selected Measure Amount	8,627,800,000	7,659,800,000	6,702,500,000	6,202,900,000	6,044,100,000
PEO Name	Mr. Mengucci
Additional 402(v) Disclosure	The dollar amounts reported in the "Compensation Actually Paid to PEO" and "Compensation Actually Paid to Non-PEO NEOs" reflect "Total Compensation" as set forth in the Summary Compensation Table for each year, adjusted as follows, and with calculations shown in the tables below. Equity values are determined in accordance with FASB ASC Topic 718. The fair values for outstanding and unvested equity awards made in fiscal years 2019, 2020, and 2021 were estimated using Monte Carlo simulation model factors as disclosed in the company’s Form 10-K for each fiscal year:
•minus the Annual Stock Award
•minus the Change in Pension Value
•plus the Pension Service Cost
•plus Equity Value, which is calculated as:
a.the fair value of outstanding and unvested equity awards at the end of each fiscal year
b.plus/(less) the change in fair value as of fiscal year-end for unvested awards
c.plus the fair value as of vesting for awards granted and vested during the year
d.plus/(less) the annual change in value as of vesting for prior year's awards
e.less prior year-end fair value for any equity awards forfeited during the year
	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not total shareholder return or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected Revenue as this measure for 2025 as reflected in column (i) in the first table above. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	CACI Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	U.S. Operations Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	U.S. Operations Collections
Measure:: 4
Pay vs Performance Disclosure
Name	CACI EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	U.S. Operations EBIT Margin
Measure:: 6
Pay vs Performance Disclosure
Name	3-Year Cumulative Free Cash Flow1
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (175,432)	$ (2,260)	$ (640,202)	$ (380,561)	$ (1,043,727)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	440,406	1,093,724	1,112,533
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,000,385)	(10,500,017)	(6,700,105)	(5,500,180)	(5,744,061)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,206,446	19,254,641	11,907,226	7,297,250	8,481,004
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,313,998	14,386,558	8,747,659	5,845,808	4,900,855
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,094,905	5,063,956	3,533,633	1,159,531	1,744,891
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	943,866
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,797,543	(195,873)	(374,066)	291,912	301,630
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,595,608	2,658,877	2,986,838	1,816,112
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,053,206)	(1,625,137)	(1,210,119)	(2,525,230)	(1,216,116)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,317,389	3,595,608	2,758,652	2,986,838	1,816,112
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	992,966	2,226,675	1,884,675	2,598,364	1,241,618
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,066	1,362,941	857,722	344,102	588,851
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	559,872	5,992	(99,774)	44,372	(14,357)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(607,516)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0